UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2022-NQM7 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
99.02	AMC Rating Agency Grades Report
99.03	AMC Exception Grades Report
99.04	AMC Valuation Summary Report
99.05	AMC Business Purpose Report
99.06	AMC Data Compare Report
99.07	AMC Delinquency Summary Report
99.08	AMC Servicing Pay History Report
99.09	AMC Title Diligence Summary
99.10	Consolidated Analytics, Inc (“CA”) Narrative
99.11	CA Annaly Standardized TPR Report
99.12	CA Due Diligence Standard Report
99.13	CA Grading Summary Report
99.14	CA Valuation Summary Report
99.15	CA Data Compare Report
99.16	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
99.17	Canopy Rating Agency Grades Detail Report
99.18	Canopy Rating Agency Grades Summary Report
99.19	Canopy Valuation Report
99.20	Canopy ATR QM Report
99.21	Canopy Data Compare Report
99.22	Clayton Services LLC (“Clayton”) Narrative
99.23	Clayton Conditions Summary Report
99.24	Clayton Conditions Detail Report
99.25	Clayton Loan Grades Report
99.26	Clayton Loan Level Tape Compare Report
99.27	Clayton Rating Agency ATR QM Report
99.28	Clayton Valuations Summary Report
99.29	Clayton Non ATR QM Upload Report
99.30	Covius Real Estate Services, LLC (“Covius”) Narrative
99.31	Covius ATR QM Data Fields Report
99.32	Covius Rating Agency Business Purpose Report
99.33	Covius Rating Agency Exceptions Report
99.34	Covius Rating Agency Grades Report
99.35	Covius Rating Agency Tape Compare Securitization Report
99.36	Covius Rating Agency Valuation Report
99.37	Evolve Mortgage Services (“Evolve”) Narrative
99.38	Evolve Rating Agency Grades Report

99.39	Evolve Exception Detail Report
99.40	Evolve Valuation Report
99.41	Evolve Data Compare Report
99.42	Evolve QM ATR Data Report
99.43	Evolve Business Purpose Report
99.44	Inglet Blair, LLC (“IB”) Narrative
99.45	IB Loan Summary Report
99.46	IB Exception Report
99.47	IB Final Grading Summary Report
99.48	IB QM Summary Report
99.49	IB Data Comparison Report
99.50	IB Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: August 8, 2022	By:	/s/ Michael Fania
	Name:	Michael Fania
	Title:	Authorized Signatory